Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SAGTEC GLOBAL LIMITED
Entity Central Index Key	0002029138
Entity File Number	001-42551
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Lot 6-2, Level 9, Equatorial Plaza
Entity Address, Address Line Two	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50250
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, no par value per share
Trading Symbol	SAGT
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	17,650,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ng Chen Lok
Entity Address, Address Line One	Lot 6-2, Level 9, Equatorial Plaza
Entity Address, Address Line Two	Jalan Sultan Ismail
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50250
Entity Phone Fax Numbers [Line Items]
City Area Code	+603
Local Phone Number	3310 0089